CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
Supplement to
Calvert Responsible Index Funds Prospectus (Class A, C and Y)
dated February 1, 2016
Calvert Responsible Index Funds Prospectus (Class I)
dated February 1, 2016
Date of Supplement: June 1, 2016
The information in this Supplement updates information in the Prospectus, supersedes any contrary information in the Prospectus or any prior supplement, and should be read in conjunction with the Prospectus.
Portfolio Management for Calvert Developed Markets Ex-U.S. Responsible Index Fund
Matthew Moore will no longer serve as a portfolio manager for Calvert Developed Markets Ex-U.S. Responsible Index Fund effective as of June 24, 2016. Laurie Webster, CFA and Lise Bernhard, will remain on the portfolio management team for the Fund.
In addition, Dale R. Stout, CFA will be added to the portfolio of Calvert Developed Markets Ex-U.S. Responsible Index Fund effective as of June 24, 2016.

Accordingly, effective June 24, 2016, the Prospectus is hereby amended as follows:
The table under "Portfolio Management" in the Fund Summary for Calvert Developed Markets Ex-U.S. Responsible Index Fund is revised and restated as follows:

Portfolio Manager Name	Title	Length of Time Managing Fund
Laurie Webster, CFA	Vice President - Investment Operations and Indexing	Since October 2015
Dale R. Stout, CFA	Index Portfolio Manager and Senior Analyst	Since June 2016
Lise Bernhard	Director of Investment Operations and Performance	Since October 2015
Under "Management of Fund Investments -- "Portfolio Management" is revised and restated as follows:
Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Laurie Webster, CFA
July 2015 - present: Vice President - Investment Operations and Indexing, Calvert. 2007 - June 2015: Director, Investment and Performance Systems, Calvert. Ms. Webster has over 30 years of experience in the financial industry and has been with Calvert for more than 15 years.
Portfolio Manager
Dale R. Stout, CFA
October 2015 - present: Index Portfolio Manager and Senior Analyst, Calvert.
November 2012 - October 2015: Investment Systems Manager and Analyst, Calvert.
April 2010 - November 2012: Senior Investment Analyst - Equities, Calvert.
Mr. Stout has 13 years of experience in the financial industry, all at Calvert.
Portfolio Manager
Lise Bernhard
October 2015 - present: Director of Investment Operations and Performance, Calvert. Prior to October 2015, Ms. Bernhard was Manager, Calvert Responsible Indexes and Senior Performance Analyst, Calvert. Ms. Bernhard has over 20 years of experience in the financial industry and has been with Calvert for more than 10 years.
Portfolio Manager